LEASES - Schedule of lease liability (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease liability
Current portion of operating lease liability	$ 58,943	$ 55,898	$ 91,767
Long-term portion of operating lease liability	418,529	434,253	162,150
Total operating lease liability	$ 477,472	$ 490,151	$ 253,917